Revenue (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020
Disclosure of revenue [Abstract]
Gold income	$ 956	$ 882	$ 4,322
By-products	23	23	105
Revenue from product sales	$ 979	$ 905	$ 4,427